Significant Accounting Policies and Recent Accounting Pronouncements, Leases (Details)	Dec. 31, 2025
Property [Member] | Minimum [Member]
Leases [Abstract]
Lease term	1 year
Property [Member] | Maximum [Member]
Leases [Abstract]
Lease term	10 years
Vehicles [Member]
Leases [Abstract]
Lease term	3 years